Stock-Based Compensation - Other Information Pertaining to Stock-Based Awards of Options (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Share-based Payment Arrangement [Abstract]
Weighted average grant date fair value per share of options (USD per share)	$ 0	$ 0	$ 8.02
Total intrinsic value of options exercised (in millions of U.S. Dollars)	$ 22.8	$ 63.3	$ 24.3